Business Combination (Details) - USD ($)				6 Months Ended
	Nov. 12, 2024	Nov. 05, 2024	Aug. 20, 2024	Mar. 31, 2025
Business Combination (Details) [Line Items]
Purchase price	$ 1,500,000
Cash paid			$ 3,000,000
Exercise price per share (in Dollars per share)		$ 0.72
Tax rate				8.25%
Goodwil				$ 13,674,164
Business Combination [Member]
Business Combination (Details) [Line Items]
Purchase price		$ 2,100,000	4,500,000
Purchase price (in Dollars per share)	$ 0.6	$ 0.6
Deferred tax liabilities				87,118
Goodwil				$ 13,674,164
Purchase Price [Member]
Business Combination (Details) [Line Items]
Gross proceeds amount			$ 1,500,000
Purchase price (in Dollars per share)	$ 0.72
SG [Member]
Business Combination (Details) [Line Items]
Tax rate				17.00%
Common Class A [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Issuance shares (in Shares)		2,625,000	780,000
Common Class A [Member] | Purchase Price [Member]
Business Combination (Details) [Line Items]
Issuance shares (in Shares)	1,875,000
Common Class B [Member]
Business Combination (Details) [Line Items]
Issuance shares (in Dollars per share)	$ 0.6	$ 0.6
Common Class B [Member] | Business Combination [Member]
Business Combination (Details) [Line Items]
Issuance shares (in Shares)	2,500,000	3,500,000
Common Class B [Member] | Purchase Price [Member]
Business Combination (Details) [Line Items]
Issuance shares (in Dollars per share)			$ 1,620,000